Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2009	$ 97,219	$ 55	$ 90	$ 97,074
Net income	109,647			109,647
Issuance of common stock	74,967	11	74,956
Share based compensation	120		120
Dividends	(37,820)			(37,820)
Balance at Dec. 31, 2010	244,133	66	75,166	168,901
Net income	89,734			89,734
Issuance of common stock	39,637	5	39,632
Share based compensation	120		120
Dividends	(41,782)			(41,782)
Balance at Dec. 31, 2011	331,842	71	114,918	216,853
Net income	96,120			96,120
Issuance of common stock	35,237	6	35,231
Share based compensation	120		120
Dividends	(37,463)			(37,463)
Balance at Dec. 31, 2012	$ 425,856	$ 77	$ 150,269	$ 275,510